Short-Term Investments (Tables)	12 Months Ended
Jun. 30, 2026
Short-Term Investments [Abstract]
Schedule of the Fair Value Hierarchy for the Group’s Short-Term Investments

The following table presents the fair value hierarchy for the Group’s short-term investments that are measured and recorded at fair value on a recurring basis as of June 30, 2025 and 2026:

June 30, 2025	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Balance at Fair Value
	RMB	RMB	RMB	RMB

Assets
Wealth management products(i)	-	131,502	-	131,502
Equity securities of publicly listed companies	8,488	-	-	8,488
Total	8,488	131,502	-	139,990

June 30, 2026	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Balance at Fair Value
	RMB	RMB	RMB	RMB

Assets
Wealth management products(i)	-	170,143	-	170,143
Equity securities of publicly listed companies	8,080	-	-	8,080
Total	8,080	170,143	-	178,223

(i)	The Group’s short-term investments in wealth management products were issued by financial institutions in the PRC and Hong Kong with variable returns indexed to the performance of underlying assets. The wealth management products invested by the Group can be redeemed at any time after the respective lock-up period. To estimate the fair value of wealth management products, the Group uses the quoted net asset values published by the financial institutions. As there are no quoted prices in active markets for the investments, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.